Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of Reconciliation of Changes in Intangible Assets

in CHF thousands	Software
2023
Cost
At January 1, 2023	2,122
Additions	233
Disposals	(59)
At December 31, 2023	2,296
Accumulated amortization
At January 1, 2023	(1,851)
Amortization charge for the year	(292)
Disposals	59
At December 31, 2023	(2,084)
Carrying amount at December 31, 2023	212

in CHF thousands	Software
2022
Cost
At January 1, 2022	1,904
Additions	240
Disposals	(22)
At December 31, 2022	2,122
Accumulated amortization
At January 1, 2022	(1,574)
Amortization charge for the year	(299)
Disposals	22
At December 31, 2022	(1,851)
Carrying amount at December 31, 2022	271